Loans and borrowings (restated) (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in cash flow from financing activities
Proceeds from loans and borrowings	R$ 205,093	R$ 527,507	R$ 740,596
Issuance of common shares at initial public offering	0	0	915,947
Transaction cost of offering	0	0	(55,874)
Proceeds from exercise of share options	0	0	1,282
Settlement of derivatives	12,200	390	0
Interest on equity paid	0	0	(6,288)
Dividends paid (note 22)	0	0	(126,045)
Net cash from (used in) financing activities	(333,315)	100,663	1,376,766
Other changes - liabilities
Interest expenses	83,541	73,837	29,729
Fair value adjustment on accounts payable for business acquired	(4,863)	(11,497)	0
Unrealized loss (gain) on financial instruments	(14,735)	(7,114)	3,084
Aggregated liabilities arising from financing activities
The reconciliation of change in liabilities to cash flows arising from financing activities
Beginning balance	2,626,626	2,008,004	346,053
Changes in cash flow from financing activities
Proceeds from loans and borrowings	205,093	527,507	740,596
Payments related to loans, borrowings, lease liabilities and business acquired	(508,421)	(439,902)	(92,852)
Repurchase of treasury shares	43,414
Issuance of common shares at initial public offering			915,947
Transaction cost of offering			(66,876)
Proceeds from exercise of share options	1,227	12,668	1,282
Settlement of derivatives	12,200	390
Interest on equity paid			(6,288)
Dividends paid (note 22)			(126,045)
Net cash from (used in) financing activities	(333,315)	100,663	1,365,764
Exchange rate changes	(57,105)	(27,757)	24,916
Other changes - liabilities
Additions due to business combination (note 9.2.c/9.4.c/9.5.c)		233,642	6,139
New leases	11,428	15,074	15,504
Remeasurement			1,351
Interest expenses	83,541	72,021	29,735
Interest paid	(95,845)	(76,265)	(17,902)
Fair value adjustment on accounts payable for business acquired	4,863	11,497
Early lease termination	(3,258)	(12,697)	(1,135)
Unrealized loss (gain) on financial instruments	(14,735)	(7,114)	3,084
Monetary adjustment of accounts payable for business acquired	4,677	9,108
Price adjustment review related to business acquired		217
Other changes	827	(6,152)	85,513
Total other changes - liabilities	(8,502)	239,331	122,289
Total other changes - equity	180,415	306,385	148,982
Ending balance	2,408,119	2,626,626	2,008,004
Loans and borrowings
The reconciliation of change in liabilities to cash flows arising from financing activities
Beginning balance	989,763	788,709	89,230
Changes in cash flow from financing activities
Proceeds from loans and borrowings	205,093	527,507	740,596
Payments related to loans, borrowings, lease liabilities and business acquired	(407,013)	(350,571)	(75,196)
Repurchase of treasury shares	0
Issuance of common shares at initial public offering			0
Transaction cost of offering			0
Proceeds from exercise of share options	0	0	0
Settlement of derivatives	0	0
Interest on equity paid			0
Dividends paid (note 22)			0
Net cash from (used in) financing activities	(201,920)	176,936	665,400
Exchange rate changes	(48,031)	(13,954)	22,862
Other changes - liabilities
Additions due to business combination (note 9.2.c/9.4.c/9.5.c)		39,970	0
New leases	0	0	0
Remeasurement			0
Interest expenses	79,439	68,198	23,366
Interest paid	(91,788)	(70,096)	(12,149)
Fair value adjustment on accounts payable for business acquired	0	0
Early lease termination	0	0	0
Unrealized loss (gain) on financial instruments	0	0	0
Monetary adjustment of accounts payable for business acquired	0	0
Price adjustment review related to business acquired		0
Other changes	0	0	0
Total other changes - liabilities	(12,349)	38,072	11,217
Total other changes - equity	0	0	0
Ending balance	727,463	989,763	788,709
Leases (note 14.b)
The reconciliation of change in liabilities to cash flows arising from financing activities
Beginning balance	62,808	81,888	75,228
Changes in cash flow from financing activities
Proceeds from loans and borrowings	0	0	0
Payments related to loans, borrowings, lease liabilities and business acquired	(24,070)	(26,993)	(17,656)
Repurchase of treasury shares	0
Issuance of common shares at initial public offering			0
Transaction cost of offering			0
Proceeds from exercise of share options	0	0	0
Settlement of derivatives	0	0
Interest on equity paid			0
Dividends paid (note 22)			0
Net cash from (used in) financing activities	(24,070)	(26,993)	(17,656)
Exchange rate changes	(2,054)	(2,689)	2,054
Other changes - liabilities
Additions due to business combination (note 9.2.c/9.4.c/9.5.c)		11,035	6,139
New leases	11,428	15,074	15,504
Remeasurement			1,351
Interest expenses	4,102	3,823	6,369
Interest paid	(4,057)	(6,169)	(5,753)
Fair value adjustment on accounts payable for business acquired	0	0
Early lease termination	(3,258)	(12,697)	(1,135)
Unrealized loss (gain) on financial instruments	0	0	0
Monetary adjustment of accounts payable for business acquired	0	0
Price adjustment review related to business acquired		0
Other changes	0	(464)	(213)
Total other changes - liabilities	8,215	10,602	22,262
Total other changes - equity	0	0	0
Ending balance	44,899	62,808	81,888
Accounts payable for business acquired
The reconciliation of change in liabilities to cash flows arising from financing activities
Beginning balance	210,045	85,726	0
Changes in cash flow from financing activities
Proceeds from loans and borrowings	0	0	0
Payments related to loans, borrowings, lease liabilities and business acquired	(77,338)	(62,338)	0
Repurchase of treasury shares	0
Issuance of common shares at initial public offering			0
Transaction cost of offering			0
Proceeds from exercise of share options	0	0	0
Settlement of derivatives	0	0
Interest on equity paid			0
Dividends paid (note 22)			0
Net cash from (used in) financing activities	(77,338)	(62,338)	0
Exchange rate changes	(7,020)	(11,114)	0
Other changes - liabilities
Additions due to business combination (note 9.2.c/9.4.c/9.5.c)		182,637	0
New leases	0	0	0
Remeasurement			0
Interest expenses	0	0	0
Interest paid	0	0	0
Fair value adjustment on accounts payable for business acquired	4,863	11,497
Early lease termination	0	0	0
Unrealized loss (gain) on financial instruments	0	0	0
Monetary adjustment of accounts payable for business acquired	4,677	9,108
Price adjustment review related to business acquired		217
Other changes	827	(5,688)	85,726
Total other changes - liabilities	10,367	197,771	85,726
Total other changes - equity	0	0	0
Ending balance	136,054	210,045	85,726
Derivative – assets
The reconciliation of change in liabilities to cash flows arising from financing activities
Beginning balance	(11,194)	(896)	(8,837)
Changes in cash flow from financing activities
Proceeds from loans and borrowings	0	0	0
Payments related to loans, borrowings, lease liabilities and business acquired	0	0	0
Repurchase of treasury shares	0
Issuance of common shares at initial public offering			0
Transaction cost of offering			0
Proceeds from exercise of share options	0	0	0
Settlement of derivatives	8,266	(647)
Interest on equity paid			0
Dividends paid (note 22)			0
Net cash from (used in) financing activities	8,266	(647)	0
Exchange rate changes	0	0	0
Other changes - liabilities
Additions due to business combination (note 9.2.c/9.4.c/9.5.c)		0	0
New leases	0	0	0
Remeasurement			0
Interest expenses	0	0	0
Interest paid	0	0	0
Fair value adjustment on accounts payable for business acquired	0	0
Early lease termination	0	0	0
Unrealized loss (gain) on financial instruments	(6,692)	(9,651)	7,941
Monetary adjustment of accounts payable for business acquired	0	0
Price adjustment review related to business acquired		0
Other changes	0	0	0
Total other changes - liabilities	(6,692)	(9,651)	7,941
Total other changes - equity	0	0	0
Ending balance	(9,620)	(11,194)	(896)
Derivative – liabilities
The reconciliation of change in liabilities to cash flows arising from financing activities
Beginning balance	4,109	535	5,392
Changes in cash flow from financing activities
Proceeds from loans and borrowings	0	0	0
Payments related to loans, borrowings, lease liabilities and business acquired	0	0	0
Repurchase of treasury shares	0
Issuance of common shares at initial public offering			0
Transaction cost of offering			0
Proceeds from exercise of share options	0	0	0
Settlement of derivatives	3,934	1,037
Interest on equity paid			0
Dividends paid (note 22)			0
Net cash from (used in) financing activities	3,934	1,037	0
Exchange rate changes	0	0	0
Other changes - liabilities
Additions due to business combination (note 9.2.c/9.4.c/9.5.c)		0	0
New leases	0	0	0
Remeasurement			0
Interest expenses	0	0	0
Interest paid	0	0	0
Fair value adjustment on accounts payable for business acquired	0	0
Early lease termination	0	0	0
Unrealized loss (gain) on financial instruments	(8,043)	2,537	(4,857)
Monetary adjustment of accounts payable for business acquired	0	0
Price adjustment review related to business acquired		0
Other changes	0	0	0
Total other changes - liabilities	(8,043)	2,537	(4,857)
Total other changes - equity	0	0	0
Ending balance	0	4,109	535
Reserves
The reconciliation of change in liabilities to cash flows arising from financing activities
Beginning balance	1,371,095	1,052,042	185,040
Changes in cash flow from financing activities
Proceeds from loans and borrowings	0	0	0
Payments related to loans, borrowings, lease liabilities and business acquired	0	0	0
Repurchase of treasury shares	43,414
Issuance of common shares at initial public offering			915,947
Transaction cost of offering			(66,876)
Proceeds from exercise of share options	1,227	12,668	1,282
Settlement of derivatives	0	0
Interest on equity paid			(6,288)
Dividends paid (note 22)			(126,045)
Net cash from (used in) financing activities	(42,187)	12,668	718,020
Exchange rate changes	0	0	0
Other changes - liabilities
Additions due to business combination (note 9.2.c/9.4.c/9.5.c)		0	0
New leases	0	0	0
Remeasurement			0
Interest expenses	0	0	0
Interest paid	0	0	0
Fair value adjustment on accounts payable for business acquired	0	0
Early lease termination	0	0	0
Unrealized loss (gain) on financial instruments	0	0	0
Monetary adjustment of accounts payable for business acquired	0	0
Price adjustment review related to business acquired		0
Other changes	0	0	0
Total other changes - liabilities	0	0	0
Total other changes - equity	180,415	306,385	148,982
Ending balance	R$ 1,509,323	R$ 1,371,095	R$ 1,052,042